Supplemental Cash Flow Information Schedule (Tables)	6 Months Ended
Jun. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in the Partnership's consolidated statements of cash flows:

	June 30, 2018	December 31, 2017	June 30, 2017	December 31, 2016
	$	$	$	$
Cash and cash equivalents	177,071	244,241	191,110	126,146
Restricted cash – current	53,599	22,326	5,896	10,145
Restricted cash – long-term	29,823	72,868	102,347	106,882
	260,493	339,435	299,353	243,173